RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 09, 2021	Dec. 31, 2020	Dec. 06, 2020
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption				$ 345,000,000	$ 345,000,000
Class A Ordinary Shares					0
Additional paid-in capital				0	0	$ 24,137
Accumulated deficit	$ (33,497,231)	$ (47,375,919)	$ (33,497,231)	(30,894,714)	(39,649,671)	(5,000)
Total shareholders' equity (deficit)	(33,496,368)	(47,375,056)	(33,496,368)	(30,893,851)	(39,648,808)	20,000	$ 0
Initial Classification Of Class a Ordinary Shares Subject To Possible Redemption		0	0
Change in value of Class A ordinary shares subject to possible redemption		0	0
Common Class A [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption	$ 345,000,000	$ 345,000,000	$ 345,000,000	345,000,000		0
Class A Ordinary Shares				0		0
Total shareholders' equity (deficit)				$ 0		$ 0
Redeemable Class A Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	34,500,000	19,550,000	27,066,298
Earnings Per Share, Diluted	$ 0.32	$ (0.57)	$ (0.05)
Non Redeemable Class B Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	8,625,000	8,125,000	8,376,381
Earnings Per Share, Diluted	$ 0.32	$ (0.57)	$ (0.05)
Previously Reported [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption					300,351,190
Class A Ordinary Shares					446
Additional paid-in capital	$ 6,850,719	$ 20,729,270	$ 6,850,719		13,003,096
Accumulated deficit	(1,851,965)	(15,730,653)	(1,851,965)		(8,004,403)
Total shareholders' equity (deficit)	5,000,002	5,000,004	5,000,002		5,000,002
Initial Classification Of Class a Ordinary Shares Subject To Possible Redemption		300,351,190	300,351,192
Change in value of Class A ordinary shares subject to possible redemption		(7,726,250)	6,152,436
Previously Reported [Member] | Common Class A [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption	306,503,630	292,624,940	306,503,630
Class A Ordinary Shares	$ 385	$ 524	$ 385
Previously Reported [Member] | Redeemable Class A Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	34,500,000	34,500,000	34,500,000
Earnings Per Share, Diluted	$ 0	$ 0	$ 0
Previously Reported [Member] | Non Redeemable Class B Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	8,625,000	8,125,000	8,376,381
Earnings Per Share, Diluted	$ 1.61	$ (1.94)	$ (0.22)
Revision of Prior Period, Adjustment [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption					44,648,810
Class A Ordinary Shares					(446)
Additional paid-in capital	$ (6,850,719)	$ (20,729,270)	$ (6,850,719)		(13,003,096)
Accumulated deficit	(31,645,266)	(31,645,266)	(31,645,266)		(31,645,268)
Total shareholders' equity (deficit)	(38,496,370)	(52,375,060)	(38,496,370)		$ (44,648,810)
Initial Classification Of Class a Ordinary Shares Subject To Possible Redemption		(300,351,190)	(300,351,192)
Change in value of Class A ordinary shares subject to possible redemption		7,726,250	(6,152,436)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption	38,496,370	52,375,060	38,496,370
Class A Ordinary Shares	$ (385)	$ (524)	$ (385)
Revision of Prior Period, Adjustment [Member] | Redeemable Class A Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	0	(14,950,000)	(7,433,702)
Earnings Per Share, Diluted	$ 0.32	$ (0.57)	$ (0.05)
Revision of Prior Period, Adjustment [Member] | Non Redeemable Class B Ordinary Shares [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	0	0	0
Earnings Per Share, Diluted	$ (1.29)	$ 1.37	$ 0.17